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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Consonance Capital
Address:       888 Seventh Avenue, 43rd Floor
               New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin H. Livingston
Title:     Managing Director
Phone:     212-660-8060

Signature, Place, and Date of Signing:

/s/ Kevin H. Livingston       New York, New York                May 8, 2012
-----------------------      --------------------             ---------------
     [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                  0
                                                             --------

Form 13F Information Table Entry Total:                            13
                                                             --------

Form 13F Information Table Value Total:                      $124,435
                                                             --------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.          Form 13F File Number          Name
     ---          --------------------          ----

                                                       Consonance Capital
                                                   Form 13F Information Table
                                                  Quarter ended March 31, 2012


      COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6 COLUMN 7       COLUMN 8
                                                           VALUE     SHRS or  SH/  PUT/  INVE  OTH         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISC  MAN       SOLE    SHARED  NONE
----------------------------  -------------- ---------  ---------  ---------  ---  ----  ----  ---    ---------  ------  ----
ABAXIS INC                    COM            002567105  $  6,456     221,621  SH         SOLE           221,621
BIOSCRIP INC                  COM            09069N108  $  9,293   1,368,640  SH         SOLE         1,368,640
CHINDEX INTERNATIONAL INC     COM            169467107  $  2,034     214,092  SH         SOLE           214,092
COMPUTER PROGRAMS & SYS INC   COM            205306103  $ 10,198     180,437  SH         SOLE           180,437
EXPRESS SCRIPTS INC           COM            302182100  $ 10,706     197,600  SH         SOLE           197,600
MEDICINES CO                  COM            584688105  $  9,256     461,200  SH         SOLE           461,200
OPTIMER PHARMACEUTICALS INC   COM            68401H104  $  9,833     707,444  SH         SOLE           707,444
QUESTCOR PHARMACEUTICALS INC  COM            74835Y101  $ 14,294     379,952  SH         SOLE           379,952
SANTARUS INC                  COM            802817304  $ 12,410   2,121,370  SH         SOLE         2,121,370
SHANGPHARMA CORP              SPONSORED ADR  81943P104  $  4,587     566,318  SH         SOLE           566,318
UNITED THERAPEUTICS CORP DEL  COM            91307C102  $ 10,906     231,400  SH         SOLE           231,400
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS  929352102  $  7,619     529,100  SH         SOLE           529,100
JAZZ PHARMACEUTICALS PLC      SHS USD        G50871105  $ 16,843     347,500  SH         SOLE           347,500

Total Fair Market Value (in thousands):                 $124,435
